COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 24,523
2020	16,325
2021	14,757
2022	9,288
2023	5,365
Over 2023	33,211
Total minimum lease payments	$ 103,469